Prepaid Expenses (Schedule Of Prepaid Expenses) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
Prepaid services	$ 284	$ 221	$ 252
Prepaid bonds for German statutory costs	188	188	199
Prepaid insurance	59	62	19
Prepaid licenses, software tools and support	21	17	51
Other prepaid expenses	17	17	17
Prepaid expenses	$ 569	$ 505	$ 538